Goodwill and Other Intangible Assets	12 Months Ended
Feb. 01, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 4: Goodwill and Other Intangible Assets

Changes in the carrying amount of goodwill for the year ended February 1, 2015 and February 2, 2014 are as follows:

GROSS AMOUNT
Goodwill Balance at February 3, 2013	$272,278
Foreign exchange differences	150

Goodwill Balance at February 2, 2014	272,428
Foreign exchange differences	164

Goodwill Balance at February 1, 2015	$272,592

The following table presents our goodwill and intangible assets at:

		FEBRUARY 1, 2015		FEBRUARY 2, 2014
	USEFUL LIVES	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION
Not subject to amortization:
Goodwill		$272,592	$—	$272,428	$—
Tradenames		79,000	—	79,000	—

Total not subject to amortization		351,592	—	351,428	—

Subject to amortization:
Trademarks	7 years	8,500	(5,681)	8,500	(4,471)
Customer relationships	9 years	1,700	(883)	1,700	(694)
Non-compete agreements	2 years	500	(500)	500	(500)

Total subject to amortization		10,700	(7,064)	10,700	(5,665)

Total goodwill and intangibles		$362,292	$(7,064)	$362,128	$(5,665)

Intangible assets subject to amortization are included in “Other assets and deferred charges”, net of accumulated amortization, on the Consolidated Balance Sheets. The remaining weighted-average amortization period for intangibles subject to amortization is 2.8 years. Amortization expense was $1,402, $1,404, and $1,500 for the fiscal years 2014, 2013, and 2012, respectively. Estimated amortization expense relating to intangible assets subject to amortization for each of the five succeeding years and beyond is as follows:

AMORTIZATION EXPENSE
2015	$1,399
2016	1,399
2017	588
2018	188
2019	62
Thereafter	—

Total future amortization expense	$3,636